UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California       May 11, 2001


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $7,581,205 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS           CUSIP     VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS      SOLE   SHARED    NONE
AMERICAN HOME PRODS CORP       COMMON           026609107   609044 10366710 SH       SOLE                        0  5230910  5135800
AMERICAN INTL GROUP INC        COMMON           026874107   799447  9931013 SH       SOLE                        0  4856121  5074892
ANHEUSER BUSCH COS INC         COMMON           035229103   649907 14149948 SH       SOLE                        0  6690148  7459800
DISNEY WALT CO                 COM DISNEY       254687106   337682 11807053 SH       SOLE                        0  5909633  5897420
ELECTRONIC DATA SYS NEW        COMMON           285661104   462298  8276004 SH       SOLE                        0  4119204  4156800
FEDERAL NATL MTG ASSN          COMMON           313586109   798381 10029908 SH       SOLE                        0  4962304  5067604
GANNETT INC                    COMMON           364730101   570276  9549162 SH       SOLE                        0  4778462  4770700
GENERAL ELEC CO                COMMON           369604103   465705 11125308 SH       SOLE                        0  5549308  5576000
GOLDMAN SACHS GROUP INC        COMMON           38141G104   226970  2667100 SH       SOLE                        0  1328300  1338800
HEINZ H J CO                   COMMON           423074103   279813  6960518 SH       SOLE                        0  3639568  3320950
INTERNATIONAL BUSINESS M       COMMON           459200101   250295  2602358 SH       SOLE                        0  1295758  1306600
PEPSICO INC                    COMMON           713448108   406380  9246426 SH       SOLE                        0  4587526  4658900
PROCTER & GAMBLE CO            COMMON           742718109   355036  5671505 SH       SOLE                        0  2785205  2886300
WAL MART STORES INC            COMMON           931142103   536989 10633450 SH       SOLE                        0  5259650  5373800
WELLS FARGO & CO NEW           COMMON           949746101   832982 16838118 SH       SOLE                        0  8325118  8513000